Schedule of Uncertain Tax Positions and Income Tax Payable (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2017
Income Tax [Line Items]
Tax liabilities for uncertain tax positions	$ 19,626	$ 18,279
Income tax payable	8,995	$ 4,050
Income tax receivable	$ 7,814
Predecessor
Income Tax [Line Items]
Tax liabilities for uncertain tax positions			$ 11,751
Income tax payable			$ 13,936